Report Of The Directors Financial Review Risk Report - Summary of financial instruments impacted by IBOR reform (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Financial liabilities	2,623,757	2,655,014
USD LIBOR | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,455,801	3,045,337
USD LIBOR | Amendments To Financial Instruments, IBOR Reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	137,188	196,774
USD LIBOR | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,318,613	2,848,552
USD LIBOR | Amendments To Financial Instruments, IBOR Reform | Others
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	11
USD LIBOR | Non-derivative Financial Assets | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	76,063	94,148
USD LIBOR | Loans and advances to customers | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,932	85,378
USD LIBOR | Other | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,131	8,770
USD LIBOR | Non-derivative Financial Liabilities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,472	33,602
USD LIBOR | Financial liabilities designated at fair value | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,219	24,350
USD LIBOR | Debt securities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,255	5,840
USD LIBOR | Other financial liabilities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,998	3,412
GBP LIBOR | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	290,055	1,196,865
GBP LIBOR | Amendments To Financial Instruments, IBOR Reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,157	6,374
GBP LIBOR | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	284,898	1,190,491
GBP LIBOR | Amendments To Financial Instruments, IBOR Reform | Others
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
GBP LIBOR | Non-derivative Financial Assets | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,405	46,587
GBP LIBOR | Loans and advances to customers | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,307	43,681
GBP LIBOR | Other | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,098	2,906
GBP LIBOR | Non-derivative Financial Liabilities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,097	7,183
GBP LIBOR | Financial liabilities designated at fair value | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,019	6,219
GBP LIBOR | Debt securities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
GBP LIBOR | Other financial liabilities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	78	964
JPY LIBOR | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	103,699	508,200
JPY LIBOR | Amendments To Financial Instruments, IBOR Reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	31,470	28,411
JPY LIBOR | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	72,229	479,789
JPY LIBOR | Amendments To Financial Instruments, IBOR Reform | Others
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
JPY LIBOR | Non-derivative Financial Assets | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	370	371
JPY LIBOR | Loans and advances to customers | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	370	371
JPY LIBOR | Other | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
JPY LIBOR | Non-derivative Financial Liabilities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,399	1,548
JPY LIBOR | Financial liabilities designated at fair value | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,399	1,548
JPY LIBOR | Debt securities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
JPY LIBOR | Other financial liabilities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Others | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	143,319	514,959
Others | Amendments To Financial Instruments, IBOR Reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,652	22,762
Others | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	133,667	492,197
Others | Amendments To Financial Instruments, IBOR Reform | Others
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Others | Non-derivative Financial Assets | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,261	10,763
Others | Loans and advances to customers | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,259	10,751
Others | Other | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	12
Others | Non-derivative Financial Liabilities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	549
Others | Financial liabilities designated at fair value | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	128
Others | Debt securities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	416
Others | Other financial liabilities | Amendments To Financial Instruments, IBOR Reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	$ 5